Financial assets, liabilities and financial result (excluding Orange Bank) - Investment securities FV - Reconciliation (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets at beginning of period	€ 1,067	€ 1,878	€ 144
Change in fair value		20	1
Sale of BT shares		(570)
Other movements		64	24
Financial assets at end of period	5,057	1,067	€ 1,878
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets at end of period	4,041
Financial assets at fair value through profit or loss, category [member] | Investments securities [member]
Disclosure of financial assets [line items]
Financial assets at beginning of period	1,005
Change in fair value	(101)
Sale of BT shares	(53)
Other movements	(46)
Financial assets at end of period	€ 805	€ 1,005